Annual Fund Operating Expenses	Jan. 28, 2026
CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND | Servicing Class | CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%	[1]
Distribution and Service (12b-1) Fees	0.00%	[2]
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	0.56%
Fee Waiver or Reimbursement	(0.22%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.34%	[3]
CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND | Class N | CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%	[1]
Distribution and Service (12b-1) Fees	0.30%	[2]
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.07%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.22%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.66%	[3]
CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND | Class S | CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%	[1]
Distribution and Service (12b-1) Fees	0.45%	[2]
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.22%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.79%	[3]
CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND | Servicing Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.13%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	0.88%
CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND | Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.13%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.13%
CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND | Servicing Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.20%	[4]
Other Expenses (as a percentage of Assets):	0.45%
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	0.96%	[5],[6]
CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND | Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.45%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.21%	[5],[6]

[1]	RBC Rochdale, LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive Management Fees for the Fund such that the fee charged is 0.15% through January 31, 2027. Prior to that date, the arrangement may be terminated without penalty (a) by the Fund’s Board of Trustees, or (b) by the Adviser effective no earlier than January 31, 2027, upon at least 60 days’ prior written notice. Management Fees waived by the Adviser pursuant to this arrangement will not be eligible for reimbursement by the Fund to the Adviser. The Adviser has agreed to voluntarily waive additional Management Fees for the Fund such that the fee charged is 0.04%. This additional voluntary waiver is not reflected in the fee table and may be terminated at any time.
[2]	The Fund has contractually agreed to limit the Distribution (12b-1) Fee payable by Class S shares of the Fund to 0.45% through January 31, 2027. Prior to that date, the arrangement may be terminated without penalty by the Fund’s Board of Trustees.
[3]	The Adviser has agreed to voluntarily waive a portion of the expenses of the Fund to the extent needed to maintain a one-day net income yield (yield floor) of not less than 0.01% of the Fund’s average daily net assets. The fee table does not reflect the impact of the voluntarily waived expenses. This waiver may be terminated at any time.
[4]	Based on estimates for the current fiscal year.
[5]	The Fund’s investment adviser has agreed to voluntarily limit its management fees or reimburse expenses to keep Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) of Class N shares of the Fund at or below 1.09% of the Fund’s average daily net assets. Any fee reductions or reimbursements to maintain this expense limitation may be repaid to the Fund’s adviser within three years after they occur if such repayments can be achieved within the class’s expense limitation in effect at the time such expenses were incurred and if certain other conditions are satisfied. The fee table does not reflect the impact of the voluntarily expense limitation. This expense limitation may be terminated at any time.
[6]	The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees) appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.